Other Income, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other income | Navios Logistics
Schedule Of Equity Method Investments [Line Items]
Other (expense)/income - taxes other than income taxes	$ 590	$ 2,107	$ 2,021	$ 3,955